Class A & C | Cohen & Steers Dividend Value Fund, Inc.
COHEN & STEERS DIVIDEND VALUE FUND, INC.
INVESTMENT OBJECTIVES
The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You on page 16 of the Fund's prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares on page 70 of the Fund's Statement of Additional Information (the SAI).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class A & C Cohen & Steers Dividend Value Fund, Inc.	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
[1]	For Class C shares, the maximum deferred sales charge does not apply after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Class A & C Cohen & Steers Dividend Value Fund, Inc.		Class A	Class C
Management Fee		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	0.75%
Other Expenses		0.30%	0.30%
Service Fee		0.10%	0.25%
Total Annual Fund Operating Expenses		1.45%	2.10%
Fee Waiver/Expense Reimbursement	[1]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[1]	1.15%	1.80%
[1]	Through June 30, 2012, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses at 1.15% for Class A shares and 1.80% for Class C shares. This contractual agreement can only be amended or terminated prior to the expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & C Cohen & Steers Dividend Value Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	562	860	1,179	2,083
Class C	283	629	1,101	2,407

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class A & C Cohen & Steers Dividend Value Fund, Inc. Class C	183	629	1,101	2,407

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The Fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index, typically using a "value approach." A value approach seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The Fund may invest up to 20% of its net assets in securities issued by real estate investment trusts (REITs). REITs are companies that own interests in real estate or in real estate related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders.

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

The Fund may also invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity.

The Fund may invest up to 25% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating organization (NRSRO), or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as "high-yield" or "junk" securities.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax laws. Various other factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Covered Call Options Risk—The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This strategy is designed to generate additional income from the Fund's portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

Fixed-Income Securities Risk. Debt securities generally present two types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a debt security will fail to timely pay interest and principal or that a debt security's price declines because of negative perceptions of an issuer's ability to pay interest and principal.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies, foreign currency swaps and other similar strategic transactions. Such transactions may reduce returns or increase volatility, perhaps substantially.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for the Class A shares. The table shows how the Fund's average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

CLASS A SHARES ANNUAL TOTAL RETURNS
[1]	Class A shares year-to-date return was 5.24% as of March 31, 2011.
[2]	The annual returns for the Class C shares of the Fund are substantially similar to the annual returns of the Class A shares, because the assets of all classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

Highest quarterly return during this period: 14.49% (quarter ended June 30, 2009) Lowest quarterly return during this period: –21.36% (quarter ended December 31, 2008)
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns - Class A & C Cohen & Steers Dividend Value Fund, Inc.		1 Year	5 Years	Since Inception	Inception Date
Class A		3.07%	0.67%	1.35%	Aug. 31, 2005
Class A Return After Taxes on Distributions		2.90%	0.28%	0.96%	Aug. 31, 2005
Class A Return After Taxes on Distributions and Sale of Fund Shares		2.23%	0.49%	1.07%	Aug. 31, 2005
Class C		6.28%	0.94%	1.58%	Aug. 31, 2005
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	1.70%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	2.70%
[1]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

After-tax returns are shown for Class A shares only. After tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.